Restricted Net Assets	9 Months Ended
Sep. 30, 2018
Receivables [Abstract]
Restricted Net Assets
12.	RESTRICTED NET ASSETS

Under PRC laws and regulations, there are restrictions on the Company’s PRC subsidiaries and VIEs with respect to transferring certain of their net assets to the Company either in the form of dividends, loans, or advances. The amount of net assets restricted include paid in capital and statutory reserve funds of the Company’s PRC subsidiaries and the net assets of the VIEs in which the Company has no legal ownership, totaling RMB18.6 billion and RMB26.1 billion (US$3.8 billion) as of December 31, 2017 and September 30, 2018, respectively.